UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22550

Name of Fund:    BlackRock Preferred Partners LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Preferred Partners LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2015

Date of reporting period: 06/30/2014

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2014 (Unaudited)
(Percentages shown are based on Members’ Capital)

Portfolio Funds	Value
Directional Trading — 16.0%
D.E. Shaw Oculus International Fund, Liquidity Class	$3,180,477
Fortress Asia Macro Fund Ltd., Class A:
Series 05-2011	4,892,835
Series 02-2014	976,225
QMS Diversified Global Macro Offshore Fund Ltd., Class NV:
Series 01-2014	2,847,359
Series 02-2014	490,928
Series 03-2014	246,049

12,633,873

Event Driven — 24.6%
Aristeia International, Ltd., Class A:
Series A NV	3,024,390
Series 02-2014	352,167
Series 03-2014	249,033
Davidson Kempner International (BVI), Ltd., Class C, Tranche 3	1,652,462
Jet Capital Concentrated Offshore Fund, Ltd., Class E, Non-Voting Shares:
Series 1, 06-2011	3,365,780
Series 2, 02-2014	437,718
King Street Capital, Ltd., Class S, Series 53	2,825
Pentwater Event Fund, Ltd., Class F-NV-U:
Initial Series	5,713,803
Series 01-2014	321,075
Series 02-2014	531,035
York Investment, Ltd., Class D-U:
Series 1	3,353,980
Series 2-2014	389,339

19,393,607

Fundamental Long/Short — 35.5%
Anchor Bolt Offshore Fund Ltd.:
Class A1, Series 1	2,951,727
Class A1, Series 02-2014	277,481
Class A3, Series 03-2014	369,349
Brigade Leveraged Capital Structures Offshore, Ltd., Class A5-NV(B), Series RU13	2,213,617
Claren Road Credit Fund, Ltd., Class A, Sub Class 1, Series 1	2,856,489
Glenview Capital Partners (Cayman), Ltd., Class G/84	3,776,935
Myriad Opportunities Offshore Fund, Ltd.:
Class B, Series 40	3,551,938
Class D, Series 21	1,457,008
One William Street Capital Offshore Fund, Ltd., Class CC:
Initial Series AA	4,077,821
Series 03-2013	326,596
Series 04-2013	107,924
Series 11-2013	1,074,783
Series 12-2013	106,910
Series 01-2014	372,912
Series 02-2014	315,702

Portfolio Funds	Value
Fundamental Long/Short (concluded)
Panning Overseas Fund, Ltd.:
Series A-1, Initial Series	$3,673,100
Series 03-2014	481,311

27,991,603

Relative Value — 24.9%
AlphaBet Offshore Ltd., Class A21:
Series 05-2013	1,980,510
Series 09-2013	469,249
Series 02-2014	333,954
Series 03-2014	285,861
BG Fund, Class D	3,032,329
Citadel Global Fixed Income Fund, Ltd., Class A	5,955,092
HBK Multi-Strategy Offshore Fund Ltd., Class A, Sub-Class A	1,352,390
Magnetar Capital Fund II, Ltd., Class A:
Series 25	140,984
Series 47	388,362
Series 50	126,418
Series 52	248,347
Series 58	308,563
Series 62	184,096
Series 75	467,813
Series 81	738,691
Series 83	223,941
Peak6 Achievement Fund, Ltd., Class E:
Initial Series	3,228,966
Series 02-2014	233,078

19,698,644
Total Investments (Cost $67,745,144*) — 101.0%	79,717,727
Liabilities in Excess of Other Assets — (1.0)%	(804,760)

Members’ Capital — 100.0%	$78,912,967

BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2014	1

Schedule of Investments (continued)

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$78,635,231

Gross unrealized appreciation	$1,437,609
Gross unrealized depreciation	(355,113)

Net unrealized appreciation	$1,082,496

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs). If the reporting entity has the ability to redeem its investment with the Portfolio Funds at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions, the Fund’s investment in the Portfolio Fund will be considered Level 2.

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term will be considered Level 3.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund’s investments in Portfolio Funds not otherwise traded on an active exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds and has not been adjusted by BlackRock Advisors LLC, it is classified as Level 2; in all other cases it is classified as Level 3. Changes in redemption features may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Portfolio Funds:[1]
Directional Trading	—	$9,453,396	$3,180,477	$12,633,873
Event Driven	—	9,021,371	10,372,236	19,393,607
Fundamental Long/Short	—	5,070,106	22,921,497	27,991,603
Relative Value	—	6,101,903	13,596,741	19,698,644
Total	—	$29,646,776	$50,070,951	$79,717,727

[1]	In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, cash of $3,447,746 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

2	BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2014

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to members’ capital. The following table is a reconciliation of Level 3 investments:

Assets:	Directional Trading	Event Driven	Fundamental Long/Short	Relative Value	Total
Opening Balance, as of March 31, 2014	$3,101,731	$10,083,924	$20,956,086	$13,041,251	$47,182,992
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	31,744	89,694	215,570	337,008
Net change in unrealized appreciation/depreciation[1]	78,746	456,613	825,717	(32,169)	1,328,907
Purchases	—	—	1,450,000	1,537,395	2,987,395
Sales	—	(200,045)	(400,000)	(1,165,306)	(1,765,351)
Closing Balance, as of June 30, 2014	$3,180,477	$10,372,236	$22,921,497	$13,596,741	$50,070,951

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014[1]	$78,746	$488,357	$915,411	$183,401	$1,665,915

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2014	3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: August 26, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Partners LLC

Date: August 26, 2014

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